Note 1 - Accounting Policies, Judgments, and Estimation Uncertainty	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
Note 1.	Accounting Policies, Judgments, and Estimation Uncertainty

Basis of Preparation

The consolidated financial statements of Opera Limited and its subsidiaries (collectively, Opera or the Group) have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). The board of directors of Opera Limited (the Company or the Parent) authorized the consolidated financial statements for issue on April 24, 2024.

The consolidated financial statements have been prepared on a historical cost basis, except for investments in ordinary and preferred shares in OPay, and ordinary shares in Fjord Bank, which are measured at estimated fair values. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, Opera considers the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The consolidated financial statements are presented in U.S. dollars and all amounts are rounded off to the nearest thousand except when otherwise indicated. Rounding differences may occur.

Except for the general accounting policies described below, Opera’s material accounting policies are described in each of the individual notes to the consolidated financial statements.

Basis of Consolidation

The consolidated financial statements comprise the financial statements of Opera Limited and entities it controls. Control is achieved when Opera is exposed, or has rights, to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control.

Foreign Currencies

Items included in the financial statements of the Parent and its subsidiaries are measured using the currency of the primary economic environment in which the entities operate, i.e., their functional currency. The consolidated financial statements are presented in U.S. dollars, which is also the functional currency of the Parent.

Foreign currency transactions are recognized at their respective functional currency spot rate at the date the transaction first qualifies for initial recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency exchange rates at the reporting date. Gains or losses arising from settlement or translation of monetary items are recognized in the Statement of Operations as foreign exchange gain (loss). Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The assets and liabilities of entities within the Group with functional currencies other than the U.S. dollar are translated into U.S. dollars using the currency exchange rates at the reporting date. Income and expense items are translated at average currency exchange rates for the respective period. The overall foreign currency impact from translating assets, liabilities, income, and expenses to U.S. dollars is recognized in the Statement of Comprehensive Income as Exchange differences on translation of foreign operations.

Accounting Judgments and Estimation Uncertainty

The preparation of Opera’s consolidated financial statements requires the use of accounting estimates. Management also needs to exercise judgment in applying Opera’s accounting policies. These estimates and judgments affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. Accounting estimates and assumptions, which are continuously reviewed, are based on historical experience and various other factors that are believed to be reasonable and appropriate under the circumstances. Uncertainty about these estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. Changes in accounting estimates and judgments in the application of accounting policies are recognized in the period in which the estimates and judgments are revised, if the revisions affect only that period, or in the period of the revisions and future periods if the revisions affect both current and future periods.

These consolidated financial statements are based key accounting judgments and estimation uncertainty related to the following items:

●	Determining whether development projects meet the criteria for capitalization (Note 4).
●	Fair value measurement of share-based remuneration (Note 4).
●	Recoverable amount for goodwill and other intangible assets (Note 10).
●	Classification of investment in OPay and measurement of fair value of shares in the company (Note 11).

New Standards, Interpretations, and Amendments

The accounting policies applied in the preparation of these consolidated financial statements are consistent with those applied in the preparation of the consolidated financial statements for the year ended December 31, 2022. Certain amendments to IFRS Accounting Standards apply for the first time in 2023, but these did not have any material impact on the measurement, recognition, or presentation of any items in Opera’s consolidated financial statements. Amendments to IAS 1 require entities to disclose their material rather than significant accounting policies with the aim to help entities provide accounting policy disclosures that are more useful. These amendments have had an impact on Opera’s disclosures of accounting policies.

Except for the amendments to IFRS 10 and IAS 28 for sales or contributions of assets between an investor and its associate or joint venture, Opera has not early adopted standards, interpretations or amendments that have been issued but are not yet effective.

The IASB has issued IFRS 18, a new accounting standard on presentation and disclosure in financial statements, which introduces certain new requirements to improve companies’ reporting of financial performance and give investors a better basis for analyzing and comparing companies. The accounting standard introduces three new defined categories for income and expenses—operating, investing and financing, and requires all companies to provide certain new defined subtotals. IFRS 18 also requires companies to disclose explanations of company-specific measures that are related to the income statement, referred to as management-defined performance measures. Moreover, the accounting standard sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires companies to provide more transparency about operating expenses. IFRS 18 will not impact the recognition or measurement of items in the financial statements. The accounting standard is effective for annual reporting periods beginning on or after January 1, 2027, but companies can apply it earlier. Adoption of IFRS 18 by Opera is expected to result in the introduction of profit before financing and income taxes as a new subtotal for in the statement of operations, and disclosures in a note to the consolidated financial statements for adjusted EBITDA as a management-defined performance measure.

None of the other new and amended standards that are issued, but not yet effective, are expected to have a material impact on Opera’s consolidated financial statements when they are implemented in future periods.